Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

In accordance with rules adopted by the SEC pursuant to the Dodd-Frank Act, we are required to provide the following disclosure for the fiscal years listed below regarding (i) the “compensation actually paid”, as determined under SEC rules, for Jay R. Luly, Ph.D., our principal executive officer (“PEO”) and our Named Executive Officers other than our PEO (our “Non-PEO NEOs”), and (ii) our Company performance. We did not use any financial performance measure to link “compensation actually paid” to our NEOs to our Company performance in the most recently completed fiscal year; accordingly, this disclosure does not present a company-selected measure in the table below nor a tabular list of our most important financial metrics. In making its compensation decisions for any of the years shown, our Compensation Committee did not consider the pay versus performance information disclosed below.

					Value of initial fixed $100 investment(4) based on:
Year	Summary Compensation Table Total for PEO(1) ($)	Compensation Actually Paid to PEO (1)(2)(3)($)	Average Summary Compensation Table Total for Non-PEO NEOs(1) ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)	Total Stockholder Return ($)	Peer Group Total Stockholder Return ($)	Net Income (Loss) ($) (in thousands)
2023	7,856,698	(2,465,479)	2,813,550	(445,252)	22	105	(133,816)
2022	7,272,656	5,374,445	2,906,002	2,198,850	91	74	(121,755)
2021	5,293,709	6,331,662	2,106,751	2,517,642	124	119	(78,996)

(1)
Jay R. Luly, Ph.D. was our PEO for each year presented. The individuals comprising our Non-PEO NEOs for each fiscal year are as follows:

2023	2022	2021
Yat Sun Or, Ph.D.	Scott T. Rottinghaus, M.D.	Brendan Luu
Nathaniel S. Gardiner, J.D.	Yat Sun Or, Ph.D.	Tara Kieffer, Ph.D.
Paul J. Mellett	Nathaniel S. Gardiner, J.D.	Yat Sun Or, Ph.D.
Brendan Luu	Paul J. Mellett	Paul J. Mellett

(2) The amounts shown for “Compensation Actually Paid” have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect certain adjustments to the “Total ($)” column in the Summary Compensation Table, as described in note (3) below.

(3) “Compensation Actually Paid” reflects the exclusion and inclusion of certain specified items for the PEO and the Non-PEO NEOs, as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the “Exclusion of Stock Awards and Option Awards” column in the tables below are the totals from the “Stock Awards” and “Option Awards” columns set forth in the Summary Compensation Table. Amounts in the “Inclusion of Equity Values” column in the tables below are explained further below these tables.

Named Executive Officers, Footnote
(1)
Jay R. Luly, Ph.D. was our PEO for each year presented. The individuals comprising our Non-PEO NEOs for each fiscal year are as follows:

2023	2022	2021
Yat Sun Or, Ph.D.	Scott T. Rottinghaus, M.D.	Brendan Luu
Nathaniel S. Gardiner, J.D.	Yat Sun Or, Ph.D.	Tara Kieffer, Ph.D.
Paul J. Mellett	Nathaniel S. Gardiner, J.D.	Yat Sun Or, Ph.D.
Brendan Luu	Paul J. Mellett	Paul J. Mellett

Peer Group Issuers, Footnote	The Peer Group TSR set forth in this table utilizes the TSR of the Nasdaq Biotechnology Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended September 30, 2023. The comparison assumes $100 was invested in the Company and in the Nasdaq Biotechnology Index, respectively, for the period starting September 30, 2020, through the end of the listed year. Historical stock performance is not necessarily indicative of future stock performance.
PEO Total Compensation Amount	$ 7,856,698		$ 7,272,656	$ 5,293,709
PEO Actually Paid Compensation Amount	$ (2,465,479)		5,374,445	6,331,662
Adjustment To PEO Compensation, Footnote

Year	Summary Compensation Table Total for PEO ($)	Exclusion of Stock Awards and Option Awards for PEO ($)	Inclusion of Equity Values for PEO ($)	Compensation Actually Paid to PEO ($)
2023	7,856,698	(6,604,839)	(3,717,338)	(2,465,479)
2022	7,272,656	(6,045,150)	4,146,939	5,374,445
2021	5,293,709	(4,062,488)	5,100,441	6,331,662

Year	Year End Fair Value of Equity Awards Granted During the Year for Unvested as of the End of the Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year for Unvested Equity Awards for PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During the Year for PEO ($)	Total - Inclusion of Equity Values for PEO ($)
2023	864,459	(3,440,963)	(1,140,834)	(3,717,338)
2022	3,824,613	(393,050)	715,376	4,146,939
2021	4,925,055	712,784	(537,398)	5,100,441

Non-PEO NEO Average Total Compensation Amount	$ 2,813,550		2,906,002	2,106,751
Non-PEO NEO Average Compensation Actually Paid Amount	$ (445,252)		2,198,850	2,517,642
Adjustment to Non-PEO NEO Compensation Footnote

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2023	2,813,550	(2,140,629)	(1,118,173)	(445,252)
2022	2,906,002	(2,356,317)	1,649,166	2,198,850
2021	2,106,751	(1,539,520)	1,950,411	2,517,642

Year	Average Year End Fair Value of Equity Awards Granted During the Year for Unvested Equity Awards as of the End of the Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year for Unvested Equity Awards for Non-PEO NEOs ($)		Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During the Year for Non-PEO NEOs ($)		Average Total - Inclusion of Equity Values for Non-PEO NEOs ($)
2023	280,232	(1,031,435)		(366,970)		(1,118,173)
2022	1,568,955	(77,517)	*	157,728	*	1,649,166
2021	1,933,997	83,538	**	(67,124)	**	1,950,411

*This average for 2022 only includes the unvested equity awards for three Non-PEO NEOs, as the other NEO did not have any prior year equity awards, which would have skewed the average.

**This average for 2021 only includes the unvested equity awards for two Non-PEO NEOs, as the other two NEOs did not have any prior year equity awards, which would have skewed the average.

Compensation Actually Paid vs. Total Shareholder Return

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and the Company’s cumulative TSR at the end of each of the three most recent fiscal years.

Compensation Actually Paid vs. Net Income

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and our Net Income (Loss) during the three most recently completed fiscal years.

Total Shareholder Return Vs Peer Group

The following chart compares our cumulative TSR at each of the three most recently completed fiscal years to that of the Nasdaq Biotechnology Index TSR for the same years. The TSRs are indexed to $100 invested as of the end of the 2020 fiscal year.

Total Shareholder Return Amount	$ 22		91	124
Peer Group Total Shareholder Return Amount	105		74	119
Net Income (Loss)	$ (133,816,000)		(121,755,000)	(78,996,000)
PEO Name	Jay R. Luly, Ph.D
Declined Percentage of Stock Price		78.00%
Exclusion of Stock Awards and Option Awards for PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (6,604,839)		(6,045,150)	(4,062,488)
Inclusion of Equity Values for PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,717,338)		4,146,939	5,100,441
Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,140,629)		(2,356,317)	(1,539,520)
Average Inclusion of Equity Values for Non-PEO NEOs
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,118,173)		1,649,166	1,950,411
Year End Fair Value of Equity Awards Granted During the Year for Unvested as of the End of the Year for PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	864,459		3,824,613	4,925,055
Change in Fair Value from Last Day of Prior Year to Last Day of Year for Unvested Equity Awards for PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,440,963)		(393,050)	712,784
Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During the Year for PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,140,834)		715,376	(537,398)
Average Year End Fair Value of Equity Awards Granted During the Year for Unvested Equity Awards as of the End of the Year for Non-PEO NEOs
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	280,232		1,568,955	1,933,997
Average Change in Fair Value from Last Day of Prior Year to Last Day of Year for Unvested Equity Awards for Non-PEO NEOs
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,031,435)		(77,517)	83,538
Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During the Year for Non-PEO NEOs
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (366,970)		$ 157,728	$ (67,124)